STOCK BASED COMPENSATION - Options that Contain Service, Performance and Market Conditions (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock-based compensation
Options granted (in shares)	2,657,628	995,633
Stock Options that Contain Service, Performance and Market Conditions
Stock-based compensation
Options granted (in shares)	159,501
Fair value at grant date	$ 0.5
Stock Options that Contain Service, Performance and Market Conditions | Minimum
Stock-based compensation
Derived service period	P1D
Stock Options that Contain Service, Performance and Market Conditions | Maximum
Stock-based compensation
Derived service period	P3Y